Deferred Income	12 Months Ended
Dec. 31, 2023
Deferred Income
Deferred Income

15. Deferred Income

The following table summarizes details of deferred income at December 31, 2023 and December 31, 2022. The nature of the deferred income relating to Eli Lilly is described in Note 17.

	December 31,	December 31,
	2023	2022

	(€ in thousands)
Eli Lilly up-front payment and premium on equity consideration	64,739	71,209
Total deferred income	64,739	71,209
Current portion	(20,569)	(5,641)
Total non-current deferred income	44,170	65,568

The current portion of deferred income reflects the estimated value of the Company’s work under the Lilly collaboration that is expected to be performed within one year after the balance sheet date.

The table below analyzes ProQR’s undiscounted deferred income into relevant maturity groupings based on the remaining period at year-end until the contractual maturity date:

	Less than	Between 1	Between 2
	1 year	and 2 years	and 5 years	Over 5 years

	(€ in thousands)
At December 31, 2023
Deferred Income	20,569	27,950	16,220	—
Total	20,569	27,950	16,220	—

At December 31, 2022
Deferred Income	5,641	17,817	47,751	—
Total	5,641	17,817	47,751	—